Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Statutory Financial Information
Statutory net income and capital and surplus

	Net income			Capital and surplus
($ in millions)
	2011	2010	2009	2011	2010
Amounts by major business type:
Property-Liability (1)	$213	$1,064	$1,318	$11,992	$12,185
Allstate Financial	(42)	(430)	(911)	3,600	3,454

Amount per statutory accounting practices	$171	$634	$407	$15,592	$15,639

(1)
The Property-Liability statutory capital and surplus balances exclude wholly-owned subsidiaries included in the Allstate Financial segment.